Sohu.com Limited Shareholders' Equity (Sohu Video Share-based Awards, Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 04, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 2,094	$ 41,468	$ 19,120
Sohu Video [Member] | Video 2011 Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan expiration date		Jan. 03, 2022
Sohu Video [Member] | Video 2011 Share Incentive Plan [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance	25,000,000
Sohu Video [Member] | Video 2011 Share Incentive Plan [Member] | Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options		16,368,200
Installments of share options granted		Four equal installments
Number of shares purchased on vested options		4,972,800
Share-based compensation expense		$ (500)	$ (300)	$ 800
Sohu Video [Member] | Video 2011 Share Incentive Plan [Member] | Ordinary Shares [Member] | Share Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of share rights granted under share incentive plan	10 years